Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	$ 0	$ 0
Collectively Evaluated For Impairment	11,087,164	12,842,896
Total	11,087,164	12,842,896
Financing Receivable, Individually Evaluated for Impairment	2,323,307	2,219,330
Financing Receivable, Collectively Evaluated for Impairment	505,306,875	485,935,964
Financing Receivable, before Allowance for Credit Loss	507,630,182	488,155,294
Residential Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	973,285	1,528,948
Total	973,285	1,528,948
Financing Receivable, Individually Evaluated for Impairment	1,128,452	1,284,303
Financing Receivable, Collectively Evaluated for Impairment	54,849,547	65,425,439
Financing Receivable, before Allowance for Credit Loss	55,977,999	66,709,742
Consumer
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	1,074,351	1,298,655
Total	1,074,351	1,298,655
Financing Receivable, Individually Evaluated for Impairment	97,302	161,869
Financing Receivable, Collectively Evaluated for Impairment	59,159,092	55,173,556
Financing Receivable, before Allowance for Credit Loss	59,256,394	55,335,425
Commercial Business
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	1,267,614	1,165,033
Total	1,267,614	1,165,033
Financing Receivable, Individually Evaluated for Impairment	31,446	53,047
Financing Receivable, Collectively Evaluated for Impairment	29,255,819	19,651,815
Financing Receivable, before Allowance for Credit Loss	29,287,265	19,704,862
Commercial Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	7,771,914	8,850,260
Total	7,771,914	8,850,260
Financing Receivable, Individually Evaluated for Impairment	1,066,107	720,111
Financing Receivable, Collectively Evaluated for Impairment	352,290,605	298,579,536
Financing Receivable, before Allowance for Credit Loss	353,356,712	299,299,647
PPP Loans
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	9,751,812	47,105,618
Financing Receivable, before Allowance for Credit Loss	$ 9,751,812	$ 47,105,618